Document And Entity Information	Aug. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2022
Entity Registrant Name	SCHNITZER STEEL INDUSTRIES, INC.
Entity Central Index Key	0000912603
Entity Emerging Growth Company	false
Securities Act File Number	000-22496
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	93-0341923
Entity Address, Address Line One	299 SW CLAY ST
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	PORTLAND
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97201
City Area Code	503
Local Phone Number	224-9900
Entity Information, Former Legal or Registered Name	NO CHANGE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $1.00 par value
Trading Symbol	SCHN
Security Exchange Name	NASDAQ